RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 20—RELATED PARTY TRANSACTIONS

Amended and Restated Fee Agreement

        Prior to the Merger, upon the consummation of a change of control transaction or an IPO, each of the Sponsors were entitled to receive, in lieu of quarterly payments of the annual management fee, a fee equal to the net present value of the aggregate annual management fee that would have been payable to the Sponsors during the remainder of the term of the fee agreement (assuming a twelve year term from the date of the original fee agreement), calculated using the treasury rate having a final maturity date that is closest to the twelfth anniversary of the date of the original fee agreement date. The Sponsors waived their right to the payment described above that was triggered by the Merger. As a result of the Merger, the Company ceased paying the annual management fee of $5,000,000 to the Sponsors.

Control Arrangement

        Wanda, through its stock ownership, has the ability to control the Company's affairs and policies and the election of directors and appointment of management. See Note 10—Stockholder's Equity for related party transactions with Wanda.

Non Consolidated Affiliates

        See Note 7—Investments for transactions with non-consolidated affiliates.